Fair Value	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Fair Value
36.	Fair Value

36.1	Fair Value of Financial Instruments by Category

Carrying amount and fair value of financial instruments by category as of December 31, 2016 and 2017, are as follows:

	2016		2017
(In millions of Korean won)	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents[1]	￦2,900,311	￦—	￦1,928,182	￦—
Trade and other receivables[1]	6,036,363	—	6,643,115	—
Other financial assets
Financial instruments at fair value through profit or loss	6,277	6,277	5,813	5,813
Derivative financial instruments for hedging purpose	227,318	227,318	7,389	7,389
Time deposits and others[1]	716,769	—	1,333,317	—
Held-to-maturity	30,143	30,143	151	151
Available-for-sale financial assets[2]	299,001	299,001	319,402	319,402

	￦10,216,182	￦—	￦10,237,369	￦—

Financial liabilities
Trade and other liabilities[1]	￦8,328,082	￦—	￦8,425,503	￦—
Borrowings	8,120,791	8,184,195	6,683,662	6,738,326
Other financial liabilities
Financial instruments at fair value through profit or loss	1,973	1,973	5,051	5,051
Derivative financial instruments for hedging purpose	14,928	14,928	93,770	93,770
Other[1]	91,763	—	87,670	—

	￦16,557,537	￦—	￦15,295,656	￦—

1	The Group did not conduct fair value estimation since the book amount is a reasonable approximation of the fair value.
2	Equity instruments that do not have a quoted price in an active market are measured at cost because their fair value cannot be measured reliably and excluded from the fair value disclosures.

36.2	Financial Instruments Measured at Cost

Available-for-sale financial assets measured at cost as of December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016		2017
K-Bank	￦	36,500	￦	—
IBK-AUCTUS Green Growth Private Equity Fund		9,506		8,518
WALDEN No.6 Fund		4,710		4,670
TRANSLINK No.2 Fund		9,395		9,395
Storm IV Fund		7,550		8,453
CBC II Fund		8,601		7,298
Others		29,511		23,217

	￦	105,773	￦	61,551

The range of cash flow estimates is significant and the probabilities of the various estimates cannot be reasonably assessed and therefore, these instruments are measured at cost.

The Group does not have any plans to dispose of the above-mentioned equities instruments in the near future. These instruments will be measured at fair value when the Group can develop a reliable estimate of the fair value.

36.3	Fair Value Hierarchy

Assets measured at fair value or for which the fair value is disclosed are categorized within the fair value hierarchy, and the defined levels are as follows:

•	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).

•	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (that is, prices) or indirectly (that is, derived from prices) (Level 2).

•	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

Fair value hierarchy classifications of the financial assets and financial liabilities that are measured at fair value or its fair value is disclosed as of December 31, 2016 and 2017, are as follows:

	2016
(In millions of Korean won)	Level 1		Level 2		Level 3		Total
Recurring fair value measurements
Other financial assets
Financial assets at fair value through profit or loss	￦	—	￦	—	￦	6,277	￦	6,277
Derivative financial assets for hedging purpose		—		227,318		—		227,318
Available-for-sale financial assets		5,387		5,725		287,889		299,001

		5,387		233,043		294,166		532,596

Disclosed fair value
Associates and joint ventures		3,940		—		—		3,940
Investment properties[1]		—		—		1,962,779		1,962,779

		3,940		—		1,962,779		1,966,719

	￦	9,327	￦	233,043	￦	2,256,945	￦	2,499,315

Recurring fair value measurements
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	—	￦	—	￦	1,973	￦	1,973
Derivative financial liabilities for hedging purpose		—		14,928		—		14,928

		—		14,928		1,973		16,901

Disclosed fair value
Borrowings		—		—		8,184,195		8,184,195

		—		—		8,184,195		8,184,195

	￦	—	￦	14,928	￦	8,186,168	￦	8,201,096

	2017
(In millions of Korean won)	Level 1		Level 2		Level 3		Total
Recurring fair value measurements
Other financial assets
Financial assets at fair value through profit or loss	￦	—	￦	—	￦	5,813	￦	5,813
Derivative financial assets for hedging purpose		—		7,389		—		7,389
Available-for-sale financial assets		6,859		5,466		307,077		319,402

		6,859		12,855		312,890		332,604

Disclosed fair value
Investment properties[1]		—		—		1,755,600		1,755,600

		—		—		1,755,600		1,755,600

	￦	6,859	￦	12,855	￦	2,068,490	￦	2,088,204

Recurring fair value measurements
Other financial liabilities
Financial liabilities at fair value through profit or loss	￦	—	￦	—	￦	5,051	￦	5,051
Derivative financial liabilities for hedging purpose		—		76,045		17,725		93,770

		—		76,045		22,776		98,821

Disclosed fair value
Borrowings		—		—		6,738,326		6,738,326

		—		—		6,738,326		6,738,326

	￦	—	￦	76,045	￦	6,761,102	￦	6,837,147

1	The highest and best use of a non-financial asset does not differ from its current use.

36.4	Transfers Between Fair Value Hierarchy Levels of Recurring Fair Value Measurements

(a)	Details of transfers between Level 1 and Level 2 of the fair value hierarchy for the recurring fair value measurements are as follows:

There are no transfers between Level 1 and Level 2 of the fair value hierarchy for the recurring fair value measurements.

(b)	Details of changes in Level 3 of the fair value hierarchy for the recurring fair value measurements are as follows:

	2016
(In millions of Korean won)	Financial assets at fair value through profit or loss		Available-for-sale		Other derivative financial liabilities
Beginning balance	￦	18	￦	267,337	￦	2,006
Reclassification		—		5,723		—
Amount recognized in other comprehensive income		—		15,099		—
Purchases		13,461		1,561		—
Amount recognized in profit or loss		(7,184)		(426)		(33)
Sales		(18)		(1,405)		—

Ending balance	￦	6,277	￦	287,889	￦	1,973

	2017
(In millions of Korean won)	Financial assets at fair value through profit or loss		Available-for-sale		Other derivative financial liabilities		Derivative financial liabilities for hedging purpose
Beginning balance	￦	6,277	￦	287,889	￦	1,973	￦	—
Reclassification		—		(277)		—		—
Amount recognized in other comprehensive income		—		58,450		—		(1,909)
Purchases		—		85,287		—		—
Amount recognized in profit or loss		(464)		(113)		3,078		19,634
Sales		—		(124,159)		—		—

Ending balance	￦	5,813	￦	307,077	￦	5,051	￦	17,725

36.5	Valuation Technique and the Inputs

Valuation techniques and inputs used in the recurring, non-recurring fair value measurements and disclosed fair values categorized within Level 2 and Level 3 of the fair value hierarchy as of December 31, 2016 and 2017, are as follows:

	2016
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Recurring fair value measurements
Other financial assets
Derivative financial assets for hedging purpose	￦	227,318	2	Discounted cash flow model
Available-for-sale financial assets		293,614	2,3	Discounted cash flow model
Others		6,277	3	Discounted cash flow model
Disclosed fair value
Investment properties		1,962,779	3	Discounted cash flow model
Liabilities
Recurring fair value measurements
Other financial liabilities
Derivative financial liabilities for hedging purpose		14,928	2	Discounted cash flow model
Other derivative financial liabilities		1,973	3	Discounted cash flow model Comparable Company Analysis
Disclosed fair value
Borrowings		8,184,195	3	Discounted cash flow model

	2017
(In millions of Korean won)	Fair value		Level	Valuation techniques
Assets
Recurring fair value measurements
Other financial assets
Derivative financial assets for hedging purpose	￦	7,389	2	Discounted cash flow model
Available-for-sale financial assets		312,543	2,3	Discounted cash flow model
Others		5,813	3	Discounted cash flow model
Disclosed fair value
Investment properties		1,755,600	3	Discounted cash flow model
Liabilities
Recurring fair value measurements
Other financial liabilities
Derivative financial liabilities for hedging purpose		93,770	2,3	Hull-White Model,
				Discounted cash flow model
Other derivative financial liabilities		5,051	3	Discounted cash flow model Comparable Company Analysis
Disclosed fair value
Borrowings		6,738,326	3	Discounted cash flow model

36.6	Valuation Processes for Fair Value Measurements Categorized Within Level 3

The Group uses external experts that perform the fair value measurements required for financial reporting purposes. External experts report directly to the chief financial officer (CFO), and discusses valuation processes and results with the CFO in line with the Group’s reporting dates.

36.7	Gains and losses on valuation at the transaction date

In the case that the Group values derivative financial instruments using inputs not based on observable market data, and the fair value calculated by the said valuation technique differs from the transaction price, then the fair value of the financial instruments is recognized as the transaction price. The difference between the fair value at initial recognition and the transaction price is deferred and amortized using a straight-line method by maturity of the financial instruments. However, in the case that inputs of the valuation techniques become observable in markets, the remaining deferred difference is immediately recognized in full in profit for the year.

In relation to this, details and changes of the total deferred difference for the years ended December 31, 2016 and 2017, are as follows:

(In millions of Korean won)	2016				2017
	Other derivative financial assets		Other derivative financial liabilities		Other derivative financial assets		Other derivative financial liabilities
Beginning balance	￦	11,293	￦	—	￦	8,470	￦	—
New transactions		—		—		—		7,126
Disposal		(2,823)		—		(2,823)		(594)

Ending balance	￦	8,470	￦	—	￦	5,647	￦	6,532